Debt - Summary of Interest Costs and Payments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Charged to operations	$ 135	$ 138	$ 135
Capitalized	32	33	34
Total interest costs	167	171	169
Interest paid, net of amounts capitalized	$ 135	$ 143	$ 119